INTERNATIONAL REAL ESTATE PORTFOLIO
INTERNATIONAL REAL ESTATE PORTFOLIO

Prospectus Supplement

July 25, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio
(collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolios of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolios in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

With respect to the International Real Estate Portfolio, the following table replaces the "Shareholder Fees" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees INTERNATIONAL REAL ESTATE PORTFOLIO	CLASS I	CLASS A		Class H	Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	none	5.25%	[1]	4.75%	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1],[2]	none	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	[1]	2.00%	2.00%
[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Shares-Class A and Class H Shares" for further information about the CDSC waiver categories.

Please retain this supplement for future reference.